SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 009	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	13-1086010
Plan number	009
Notes receivable from participants	$ 2,026,443
TOTAL	148,776,966
Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 107,358,672
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	9.50%
Investment, Identifier [Axis]: Common/Collective Trusts | Vanguard Group of Investment Companies | Retirement Savings Trust III (5,175,860 units)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, par or maturity value (in shares) | shares	5,175,860
Current value	$ 5,175,860
Investment, Identifier [Axis]: Employer, Common Stock Fund | National Fuel Gas Company | ESOP Fund (609,742 units)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, par or maturity value (in shares) | shares	609,742
Current value	$ 34,215,991
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group of Investment Companies | Cash Reserves Federal Money Market Fund Admiral Shares (4,252,251 units)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, par or maturity value (in shares) | shares	4,252,251
Current value	$ 4,252,251
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group of Investment Companies | European Stock Index Fund Institutional Shares (93,799 units)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, par or maturity value (in shares) | shares	93,799
Current value	$ 4,178,729
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group of Investment Companies | Extended Market Index Fund Institutional Shares (48,941 units)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, par or maturity value (in shares) | shares	48,941
Current value	$ 7,762,486
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group of Investment Companies | Growth Index Fund Institutional (36,751 units)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, par or maturity value (in shares) | shares	36,751
Current value	$ 9,229,923
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group of Investment Companies | Institutional Index Fund Institutional Plus Shares (55,853 units)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, par or maturity value (in shares) | shares	55,853
Current value	$ 30,834,840
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group of Investment Companies | Pacific Stock Index Fund Institutional Shares (119,580 units)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, par or maturity value (in shares) | shares	119,580
Current value	$ 2,050,801
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group of Investment Companies | STAR Fund (560,243 units)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, par or maturity value (in shares) | shares	560,243
Current value	$ 16,336,683
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group of Investment Companies | Target Retirement 2020 Fund (19,432 units)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, par or maturity value (in shares) | shares	19,432
Current value	$ 533,400
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group of Investment Companies | Target Retirement 2025 Fund (25,340 units)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, par or maturity value (in shares) | shares	25,340
Current value	$ 505,539
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group of Investment Companies | Target Retirement 2030 Fund (45,362 units)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, par or maturity value (in shares) | shares	45,362
Current value	$ 1,920,157
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group of Investment Companies | Target Retirement 2035 Fund (57,785 units)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, par or maturity value (in shares) | shares	57,785
Current value	$ 1,582,162
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group of Investment Companies | Target Retirement 2040 Fund (63,960 units)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, par or maturity value (in shares) | shares	63,960
Current value	$ 3,194,812
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group of Investment Companies | Target Retirement 2045 Fund (65,132 units)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, par or maturity value (in shares) | shares	65,132
Current value	$ 2,262,691
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group of Investment Companies | Target Retirement 2050 Fund (62,029 units)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, par or maturity value (in shares) | shares	62,029
Current value	$ 3,677,094
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group of Investment Companies | Target Retirement 2055 Fund (48,440 units)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, par or maturity value (in shares) | shares	48,440
Current value	$ 3,204,762
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group of Investment Companies | Target Retirement 2060 Fund (56,822 units)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, par or maturity value (in shares) | shares	56,822
Current value	$ 3,465,024
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group of Investment Companies | Target Retirement 2065 Fund (38,436 units)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, par or maturity value (in shares) | shares	38,436
Current value	$ 1,538,591
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group of Investment Companies | Target Retirement 2070 Fund (4,637 units)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, par or maturity value (in shares) | shares	4,637
Current value	$ 147,555
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group of Investment Companies | Target Retirement Income Fund (51,385 units)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, par or maturity value (in shares) | shares	51,385
Current value	$ 712,707
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group of Investment Companies | Total Bond Market Index Fund Institutional Shares (610,065 units)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, par or maturity value (in shares) | shares	610,065
Current value	$ 5,960,337
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group of Investment Companies | Total International Stock Index Fund Admiral Shares (17,771 units)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, par or maturity value (in shares) | shares	17,771
Current value	$ 720,245
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group of Investment Companies | Value Index Fund Institutional Shares (44,127 units)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, par or maturity value (in shares) | shares	44,127
Current value	$ 3,287,883